Changes in Carrying Amount of Goodwill by Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Balance at beginning of year	¥ 211,336	¥ 161,640
Goodwill acquired during the year	270,567	44,131
Translation adjustments and other	(2,960)	5,565
Balance at end of year	478,943	211,336
Office Business Unit
Goodwill [Line Items]
Balance at beginning of year	145,335	139,412
Goodwill acquired during the year	10,373	3,971
Translation adjustments and other	(13,157)	1,952
Balance at end of year	142,551	145,335
Imaging System Business Unit
Goodwill [Line Items]
Balance at beginning of year	21,780	13,877
Goodwill acquired during the year	31,367	7,424
Translation adjustments and other	327	479
Balance at end of year	53,474	21,780
Industry and Others Business Unit
Goodwill [Line Items]
Balance at beginning of year	44,221	8,351
Goodwill acquired during the year	228,827	32,736
Translation adjustments and other	9,870	3,134
Balance at end of year	¥ 282,918	¥ 44,221